Intangible Assets, Net (Details) - Schedule of acquired intangible assets - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Average Estimated Life	9 years
Intangible Assets Total	$ 11,113,000	$ 11,113,000
Accumulated amortization		(192,423)
Total	$ 10,343,538	10,920,577
Patent products [Member]
Finite-Lived Intangible Assets [Line Items]
Preliminary Fair Value		$ 10,277,000
Patent products [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Average Estimated Life		3 years 3 months 18 days
Patent products [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Average Estimated Life		15 years 4 months 24 days
Licenses and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Preliminary Fair Value		$ 865,000
Average Estimated Life		9 years
Customer/distribution list [Member]
Finite-Lived Intangible Assets [Line Items]
Preliminary Fair Value		$ (29,000)
Average Estimated Life		12 years 6 months